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                            UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                          FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:    March 31, 2003

Cornerstone Real Estate Advisers LLC
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Name of Institutional Investment Manager

One Financial Plaza, Suite 1700         Hartford          CT               06103
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Business Address         (Street)       (City)            (State)          (Zip)

13F File Number:    28-  12028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

William E. Bartol            Chief Compliance Officer        (860)509-2233
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Name                          (Title)                          (Phone)


Signature, Place and Date of Signing:

/s/
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One Financial Plaza, Suite 1700
Hartford, CT 06103
December 13, 2006

Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


Form 13F File Number         Name
28-203                     OppenheimerFunds Inc.


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                         Form 13F Summary Page

Report Summary:


Number of other included
managers:                    0

Form 13F Information
Table Entry Total:                              34

Form 13F Table Value Total:                 165222
                                            (thousands)



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
                                                               Value         Inv.      Other   Voting Authority
Name of Issuer                     Title of Class CUSIP        x1000 Shares  DiscretionManagersSole   Shared None
ALEXANDRIA REAL ESTATE EQ          COM            015271109      3389   80600   SOLE     N/A     80600      0   0
APARTMENT INVT & MGMT CO           CLA            03748R101      5848  160300   SOLE     N/A    160300      0   0
BOSTON PROPERTIES INC              COM            101121101      3998  105500   SOLE     N/A    105500      0   0
BRE PROPERTIES INC CL A            CLA            5.564E+109     1988   67510   SOLE     N/A     67510      0   0
CATELLUS DEVELOPMENT CORP          COM            149113102      1050   50000   SOLE     N/A     50000      0   0
CENTERPOINT PROPERTIES CORP        COM            151895109      5190   89800   SOLE     N/A     89800      0   0
CHELSEA PROPERTY GROUP INC         COM            163421100      3945  105912   SOLE     N/A    105912      0   0
CORPORATE OFFICE PROPERTIES TRUST  SH BEN INT     22002T108      4372  293395   SOLE     N/A    293395      0   0
CRESCENT REAL ESTATE EQUITIES      COM            225756105      2555  177700   SOLE     N/A    177700      0   0
DEVELOPERS DIVERSIFIED REALTY      COM            251591103      7028  291027   SOLE     N/A    291027      0   0
EQUITY OFFICE PROPERTIES TRUST     COM            294741103      7928  311500   SOLE     N/A    311500      0   0
EQUITY RESIDENTIAL                 SH BEN INT     29476L107      9955  413576   SOLE     N/A    413576      0   0
ESSEX PROPERTY TRUST INC           COM            297178105      3980   76174   SOLE     N/A     76174      0   0
FEDERAL REALTY INVESTMENT TRUST    SH BEN INT NEW 313747206      1880   61900   SOLE     N/A     61900      0   0
FIRST INDUSTRIAL REALTY TRUST      COM            32054K103       161    5700   SOLE     N/A      5700      0   0
GABLES RESIDENTIAL TRUST           SH BEN INT     362418105      3524  131700   SOLE     N/A    131700      0   0
GENERAL GROWTH PROPERTIES INC      COM            370021107      5467  101339   SOLE     N/A    101339      0   0
GLIMCHER REALTY TRUST              SH BEN INT     379302102      1707   88922   SOLE     N/A     88922      0   0
HEALTH CARE REIT INC               COM            42217K106      4095  156300   SOLE     N/A    156300      0   0
HEALTHCARE REALTY TRUST INC        COM            421946104      2403   98412   SOLE     N/A     98412      0   0
HOSPITALITY PROPERTIES TRUST       COM SH BEN INT 44106M102      3404  111434   SOLE     N/A    111434      0   0
HOST HOTELS & RESORTS INC          COM            44107P104      2288  330700   SOLE     N/A    330700      0   0
ISTAR FINANCIAL INC                COM            45031U101      7741  265390   SOLE     N/A    265390      0   0
KILROY REALTY CORP                 COM            49427F108      1489   67373   SOLE     N/A     67373      0   0
KIMCO REALTY CORP                  COM            49446R109      3895  110900   SOLE     N/A    110900      0   0
LASALLE HOTEL PROPERTIES           COM SH BEN INT 517942108      2374  198700   SOLE     N/A    198700      0   0
MACERICH COMPANY                   COM            554382101      2604   82200   SOLE     N/A     82200      0   0
MANUFACTURED HOME COMMUNITIES      COM            564682102      2208   74600   SOLE     N/A     74600      0   0
MID-ATLANTIC REALTY TRUST          COM            595232109      2981  163516   SOLE     N/A    163516      0   0
MILLS CORP                         COM            601148109      8057  258253   SOLE     N/A    258253      0   0
NEWCASTLE INVESTMENT CORP          COM            65105M108      3324  198700   SOLE     N/A    198700      0   0
PAN PACIFIC RETAIL PROPERTIES INC  COM            69806L104      2895   76474   SOLE     N/A     76474      0   0
POST PROPERTIES INC                COM            737464107      3019  125000   SOLE     N/A    125000      0   0
PROLOGIS TRUST                     SH BEN INT     743410102      7110  280798   SOLE     N/A    280798      0   0
RECKSON ASSOC REALTY CORP          COM            75621K106      2990  159047   SOLE     N/A    159047      0   0
ROUSE COMPANY                      COM            779273101      2286   66177   SOLE     N/A     66177      0   0
SENIOR HOUSING PROPERTIES TRUST    SH BEN INT     81721M109      4012  347400   SOLE     N/A    347400      0   0
SIMON PROPERTY GROUP INC           COM            828806109      8611  240318   SOLE     N/A    240318      0   0
SL GREEN REALTY CORP               COM            78440X101      3403  111345   SOLE     N/A    111345      0   0
SUMMIT PROPERTIES INC              COM            866239106       712   38500   SOLE     N/A     38500      0   0
TRIZEC PROPERTIES INC              COM            89687P107      1530  180000   SOLE     N/A    180000      0   0
VENTAS INC                         COM            92276F100      4185  360784   SOLE     N/A    360784      0   0
VORNADO REALTY TRUST               SH BEN INT     929042109      3641  101714   SOLE     N/A    101714      0   0


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December 13, 2006


Document Control-Filing Desk
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington D.C. 20549-0104

Dear Sir or Madam:

Pursuant to Section 13(f) of the Securities Exchange Act of 1934,
I am filing Electronically on behalf of Cornerstone Real Estate
Advisers LLC ("Cornerstone") Form 13F for the quarter ending
March 31, 2003.

Cornerstone has indicated that it exercises "sole" investment discretion with respect to the securities positions reported in its Form 13F. Nevertheless, such positions shall also be deemed reported on behalf of Massachusetts Mutual Life Insurance Company ("MassMutual") to the extent that MassMutual may be deemed to share investment discretion over the positions as a result of Cornerstone being a wholly-owned indirect subsidiary of MassMutual.

If you should have any questions or comments regarding this matter please call me at (860) 509-2233.

Sincerely,



William E. Bartol
Chief Compliance Officer